Stock-Based Compensation (Detail Textuals 2) - USD ($)	1 Months Ended			3 Months Ended		12 Months Ended
	May 25, 2018	Feb. 28, 2018	Jan. 18, 2018	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense				$ 64,142	$ 171,493	$ 680,455	$ 674,961
Total amount of unrecognized compensation cost				$ 248,264		$ 312,405
Recognized weighted average period				1 year 8 months 26 days		2 years 25 days
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted common stock granted				0		0
Fair market value of shares granted			$ 475,000
Restricted stock vesting percentage			50.00%
Restricted Stock Awards | K2C, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted common stock granted		900,000
Stock compensation expenses							216,000
Restricted Stock Awards | Dr. Brian S. Murphy
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted common stock granted			900,000
Restricted Stock Awards | Elizabeth Berecz, CFO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted common stock granted	700,000		700,000
Stock compensation expenses							$ 184,800
Restricted Stock Awards | Cosmas N. Lykos
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted common stock granted			900,000